Segment and geographical information (Tables)	9 Months Ended
Sep. 30, 2012
Segment and geographical information
Schedule of performance by each segment

Results by segment

	Three-month period ended (unaudited)
	September 30, 2012						June 30, 2012						September 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	7,565	1,766	1,095	449	88	10,963	8,934	1,781	923	408	104	12,150	12,763	2,287	1,037	502	152	16,741
Cost and expenses	(3,823)	(1,598)	(894)	(414)	(161)	(6,890)	(3,509)	(1,573)	(740)	(394)	(191)	(6,407)	(3,844)	(1,627)	(798)	(395)	(246)	(6,910)
Research and development	(187)	(108)	(29)	(4)	(32)	(360)	(170)	(122)	(23)	(2)	(42)	(359)	(188)	(100)	(32)	(37)	(83)	(440)
Depreciation, depletion and amortization	(460)	(410)	(127)	(56)	(13)	(1,066)	(508)	(402)	(114)	(57)	(3)	(1,084)	(439)	(379)	(129)	(64)	(7)	(1,018)
Loss on sale of assets	—	—	—	—	—	—	(377)	—	—	—	—	(377)	—	—	—	—	—	—
Operating income	3,095	(350)	45	(25)	(118)	2,647	4,370	(316)	46	(45)	(132)	3,923	8,292	181	78	6	(184)	8,373
Financial Result	(918)	57	3	15	9	(834)	(2,504)	41	(57)	(21)	(7)	(2,548)	(2,865)	(206)	(129)	(149)	(44)	(3,393)
Equity in results of affiliates and joint ventures and others investments
change in provision for losses on equity investments	197	(56)	—	41	(28)	154	186	3	—	15	(46)	158	248	118		32	(116)	282
Income taxes	(405)	54	(19)	(12)	2	(380)	(164)	14	1,209	3	(2)	1,060	(224)	(106)	(13)	(8)	—	(351)
Noncontrolling interests	16	50	4	—	12	82	24	54	(25)	—	16	69	52	(9)	(22)	—	3	24
Net income attributable to the Company’s stockholders	1,985	(245)	33	19	(123)	1,669	1,912	(204)	1,173	(48)	(171)	2,662	5,503	(22)	(86)	(119)	(341)	4,935

Sales classified by geographic destination:
Foreign market
America, except United States	161	229	8	—	—	398	207	256	17	—	4	484	331	289	24	—	13	657
United States	18	201	19	—	—	238	54	344	12	—	—	410	46	403	—	—	—	449
Europe	1,301	638	34	—	—	1,973	1,799	475	37	—	10	2,321	2,552	553	48	—	14	3,167
Middle East/Africa/Oceania	245	15	6	—	—	266	373	19	1	—	—	393	452	34	—	—	—	486
Japan	1,064	159	—	—	—	1,223	1,067	202	—	—	4	1,273	1,658	277	—	—	2	1,937
China	3,273	231	—	—	—	3,504	3,538	264	—	—	—	3,802	5,612	271	—	—	44	5,927
Asia, other than Japan and China	707	286	18	—	—	1,011	921	219	15	—	—	1,155	693	440	—	—	—	1,133
Brazil	796	7	1,010	449	88	2,350	975	2	841	408	86	2,312	1,419	20	965	502	79	2,985
	7,565	1,766	1,095	449	88	10,963	8,934	1,781	923	408	104	12,150	12,763	2,287	1,037	502	152	16,741

Results by segment

	Nine-month period ended (unaudited)
	September 30, 2012						September 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	24,739	5,322	2,847	1,260	284	34,452	33,964	7,266	2,691	1,306	407	45,634
Cost and expenses	(10,787)	(4,530)	(2,294)	(1,219)	(602)	(19,432)	(10,327)	(4,689)	(2,100)	(1,081)	(762)	(18,959)
Research and development	(496)	(326)	(67)	(7)	(122)	(1,018)	(430)	(272)	(66)	(88)	(289)	(1,145)
Depreciation, depletion and amortization	(1,474)	(1,186)	(350)	(177)	(18)	(3,205)	(1,311)	(1,086)	(375)	(168)	(14)	(2,954)
Gain (Loss) on sale of assets	(377)	—	—	—	—	(377)	—	1,513	—	—	—	1,513
Operating income	11,605	(720)	136	(143)	(458)	10,420	21,896	2,732	150	(31)	(658)	24,089
Financial Result	(3,202)	103	(50)	(15)	11	(3,153)	(1,940)	(643)	(37)	(185)	(38)	(2,843)
Foreign exchange and monetary gains (losses), net
Equity in results of affiliates and joint ventures and others investments
change in provision for losses on equity investments	628	(19)	—	86	(140)	555	845	113	—	101	(91)	968
Income taxes	(1,073)	53	1,179	(28)	(4)	127	(3,325)	(735)	(67)	(8)	—	(4,135)
Noncontrolling interests	54	163	(39)	—	31	209	55	38	(19)	—	60	134
Net income attributable to the Company’s stockholders	8,012	(420)	1,226	(100)	(560)	8,158	17,531	1,505	27	(123)	(727)	18,213

Sales classified by geographic destination:
Foreign market
America, except United States	551	739	38	36	15	1,379	876	1,009	44	—	13	1,942
United States	101	901	53	—	1	1,056	56	1,272	1	—	2	1,331
Europe	4,457	1,588	115	—	23	6,183	6,992	1,727	108	—	43	8,870
Middle East/Africa/Oceania	933	86	7	—	—	1,026	1,250	107	—	—	1	1,358
Japan	3,314	511	—	—	6	3,831	4,278	951	—	—	6	5,235
China	10,206	651	—	—	—	10,857	13,950	927	—	—	79	14,956
Asia, other than Japan and China	2,288	768	49	—	2	3,107	2,363	1,135	16	—	1	3,515
Brazil	2,889	78	2,585	1,224	237	7,013	4,199	138	2,522	1,306	262	8,427
	24,739	5,322	2,847	1,260	284	34,452	33,964	7,266	2,691	1,306	407	45,634

Operating segment

	Three-month period ended in September 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,541	(51)	5,490	(2,909)	2,581	(381)	2,200	34,328	2,500	101
Pellets	1,687	(44)	1,643	(643)	1,000	(48)	952	1,991	35	1,259
Manganese	57	(1)	56	(18)	38	(2)	36	88	12	—
Ferroalloys	55	(10)	45	(15)	30	(5)	25	172	1	—
Coal	225	—	225	(319)	(94)	(24)	(118)	4,290	288	273
	7,565	(106)	7,459	(3,904)	3,555	(460)	3,095	40,869	2,836	1,633
Base Metals
Nickel and other products (a)	1,439	—	1,439	(1,368)	71	(370)	(299)	30,470	656	31
Copper (b)	327	—	327	(338)	(11)	(40)	(51)	4,489	175	239
Aluminum products	—	—	—	—	—	—	—	—	—	3,256
	1,766	—	1,766	(1,706)	60	(410)	(350)	34,959	831	3,526
Fertilizers
Potash	78	(4)	74	(57)	17	(4)	13	1,803	839	—
Phosphates	783	(23)	760	(648)	112	(97)	15	7,357	48	—
Nitrogen	208	(26)	182	(162)	20	(26)	(6)	536	24	—
Others fertilizers products	26	(3)	23	—	23	—	23	330	3	—
	1,095	(56)	1,039	(867)	172	(127)	45	10,026	914	—

Logistics
Railroads	308	(53)	255	(280)	(25)	(44)	(69)	1,402	224	588
Ports	141	(16)	125	(69)	56	(12)	44	594	16	96
Ships	—	—	—	—	—	—	—	2,296	66	—
	449	(69)	380	(349)	31	(56)	(25)	4,292	306	684
Others	88	(7)	81	(186)	(105)	(13)	(118)	1,949	97	2,462
	10,963	(238)	10,725	(7,012)	3,713	(1,066)	2,647	92,095	4,984	8,305

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	6,505	(58)	6,447	(2,272)	4,175	(383)	3,792	33,757	1,163	106
Pellets	1,961	(56)	1,905	(724)	1,181	(65)	1,116	2,099	163	1,106
Manganese	63	(1)	62	(57)	5	(3)	2	77	6	—
Ferroalloys	129	(12)	117	(97)	20	(16)	4	173	116	—
Coal	276	—	276	(402)	(126)	(41)	(167)	4,115	442	265
	8,934	(127)	8,807	(3,552)	5,255	(508)	4,747	40,221	1,890	1,477
Base Metals
Nickel and other products (a)	1,544	—	1,544	(1,472)	72	(385)	(313)	29,498	675	25
Copper (b)	237	(2)	235	(221)	14	(17)	(3)	4,374	291	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	1,781	(2)	1,779	(1,693)	86	(402)	(316)	33,872	966	3,550
Fertilizers
Potash	81	(6)	75	(67)	8	(9)	(1)	1,425	43	—
Phosphates	630	(20)	610	(508)	102	(83)	19	7,536	20	—
Nitrogen	193	(26)	167	(134)	33	(22)	11	532	—	—
Others fertilizers products	19	(2)	17	—	17	—	17	338	—	—
	923	(54)	869	(709)	160	(114)	46	9,831	63	—

Logistics
Railroads	294	(43)	251	(270)	(19)	(44)	(63)	1,340	13	560
Ports	114	(11)	103	(72)	31	(13)	18	594	15	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	408	(54)	354	(342)	12	(57)	(45)	4,279	156	653
Others	104	(20)	84	(213)	(129)	(3)	(132)	1,900	153	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	12,150	(257)	11,893	(6,886)	5,007	(1,084)	3,923	90,103	3,228	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (a)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (b)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	358	(61)	297	(269)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	502	(76)	426	(356)	70	(64)	6	3,337	212	621
Others	152	(12)	140	(317)	(177)	(7)	(184)	2,696	200	2,065
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Nine-month period ended in September 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	18,033	(187)	17,846	(7,328)	10,518	(1,137)	9,381	34,328	5,341	101
Pellets	5,346	(171)	5,175	(2,112)	3,063	(168)	2,895	1,991	295	1,259
Manganese	162	(4)	158	(107)	51	(9)	42	88	18	—
Ferroalloys	308	(34)	274	(222)	52	(36)	16	172	117	—
Coal	890	—	890	(1,118)	(228)	(124)	(352)	4,290	838	273
	24,739	(396)	24,343	(10,887)	13,456	(1,474)	11,982	40,869	6,609	1,633
Base Metals
Nickel and other products (a)	4,538	—	4,538	(4,082)	456	(1,110)	(654)	30,470	1,883	31
Copper (b)	784	(2)	782	(772)	10	(76)	(66)	4,489	701	239
Aluminum products	—	—	—	—	—	—	—	—	—	3,256
	5,322	(2)	5,320	(4,854)	466	(1,186)	(720)	34,959	2,584	3,526
Fertilizers
Potash	229	(14)	215	(176)	39	(19)	20	1,803	902	—
Phosphates	1,961	(61)	1,900	(1,565)	335	(254)	81	7,357	141	—
Nitrogen	593	(76)	517	(461)	56	(77)	(21)	536	31	—
Others fertilizers products	64	(8)	56	—	56	—	56	330	4	—
	2,847	(159)	2,688	(2,202)	486	(350)	136	10,026	1,078	—

Logistics
Railroads	867	(148)	719	(789)	(70)	(136)	(206)	1,402	257	588
Ports	393	(42)	351	(247)	104	(41)	63	594	77	96
Ships	—	—	—	—	—	—	—	2,296	194	—
	1,260	(190)	1,070	(1,036)	34	(177)	(143)	4,292	528	684
Others	284	(33)	251	(691)	(440)	(18)	(458)	1,949	374	2,462
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	34,452	(780)	33,672	(20,047)	13,625	(3,205)	10,420	92,095	11,173	8,305

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Nine-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,525	(383)	26,142	(6,393)	19,749	(1,053)	18,696	30,800	4,450	104
Pellets	6,158	(210)	5,948	(2,407)	3,541	(124)	3,417	1,951	425	896
Manganese	140	(6)	134	(129)	5	(11)	(6)	58	2	—
Ferroalloys	446	(39)	407	(314)	93	(43)	50	228	34	—
Coal	695	—	695	(876)	(181)	(80)	(261)	3,727	795	290
	33,964	(638)	33,326	(10,119)	23,207	(1,311)	21,896	36,764	5,706	1,290
Base Metals
Nickel and other products (a)	6,086	—	6,086	(4,043)	2,043	(1,024)	1,019	28,128	1,658	3
Copper (b)	797	(18)	779	(591)	188	(61)	127	3,759	628	132
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,726
	7,266	(23)	7,243	(4,938)	2,305	(1,086)	1,219	31,887	2,302	3,861
Fertilizers
Potash	210	(10)	200	(232)	(32)	(33)	(65)	1,864	310	—
Phosphates	1,829	(77)	1,752	(1,328)	424	(226)	198	6,130	314	—
Nitrogen	583	(77)	506	(432)	74	(116)	(42)	1,220	170	—
Others fertilizers products	69	(10)	59	—	59	—	59	375	—	—
	2,691	(174)	2,517	(1,992)	525	(375)	150	9,589	794	—

Logistics
Railroads	965	(160)	805	(743)	62	(134)	(72)	1,296	156	502
Ports	341	(38)	303	(228)	75	(34)	41	522	137	—
Ships	—	—	—	—	—	—	—	1,519	244	119
	1,306	(198)	1,108	(971)	137	(168)	(31)	3,337	537	621
Others	407	(38)	369	(1,013)	(644)	(14)	(658)	2,696	665	2,065
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	45,634	(1,071)	44,563	(17,520)	27,043	(2,954)	24,089	84,273	10,004	7,837

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.